UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21586

First Trust Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.0%
	Aerospace & Defense – 1.8%
29,000	Raytheon Co. (a)	$5,993,140
	Air Freight & Logistics – 1.6%
22,000	FedEx Corp. (a)	5,297,380
	Automobiles – 1.0%
95,000	General Motors Co. (a)	3,198,650
	Banks – 6.6%
94,000	JPMorgan Chase & Co. (a)	10,606,960
200,000	KeyCorp (a)	3,978,000
55,000	SunTrust Banks, Inc.	3,673,450
12,000	SVB Financial Group (a) (b)	3,729,960
		21,988,370
	Beverages – 3.0%
20,000	Constellation Brands, Inc., Class A (a)	4,312,400
50,000	PepsiCo, Inc. (a)	5,590,000
		9,902,400
	Biotechnology – 1.1%
42,500	Celgene Corp. (b)	3,803,325
	Capital Markets – 1.2%
80,000	Charles Schwab (The) Corp. (a)	3,932,000
	Chemicals – 1.5%
75,000	DowDuPont, Inc.	4,823,250
	Communications Equipment – 2.9%
127,500	Cisco Systems, Inc.	6,202,875
15,000	Palo Alto Networks, Inc. (b)	3,378,900
		9,581,775
	Containers & Packaging – 0.8%
50,000	WestRock Co. (a)	2,672,000
	Diversified Telecommunication Services – 1.9%
190,000	AT&T, Inc. (a)	6,380,200
	Electric Utilities – 2.5%
100,000	Exelon Corp. (a)	4,366,000
135,000	PPL Corp. (a)	3,950,100
		8,316,100
	Energy Equipment & Services – 1.9%
35,000	Schlumberger Ltd. (a)	2,132,200
137,500	TechnipFMC PLC (a)	4,296,875
		6,429,075
	Entertainment – 4.4%
32,500	Activision Blizzard, Inc. (a)	2,703,675
115,000	Cinemark Holdings, Inc.	4,623,000
33,000	Electronic Arts, Inc. (a) (b)	3,976,170
135,000	Lions Gate Entertainment Corp., Class B (a)	3,145,500
		14,448,345
	Food & Staples Retailing – 1.5%
21,000	Costco Wholesale Corp. (a)	4,932,480
See Notes to Portfolio of Investments

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services – 2.5%
31,600	UnitedHealth Group, Inc.	$8,406,864
	Hotels, Restaurants & Leisure – 3.8%
105,000	Carnival Corp. (a)	6,695,850
52,000	Restaurant Brands International, Inc.	3,082,560
40,000	Six Flags Entertainment Corp. (a)	2,792,800
		12,571,210
	Industrial Conglomerates – 1.8%
35,000	Honeywell International, Inc. (a)	5,824,000
	Insurance – 4.3%
67,500	Arthur J. Gallagher & Co.	5,024,700
39,000	Chubb, Ltd.	5,211,960
40,000	Prudential Financial, Inc. (a)	4,052,800
		14,289,460
	Interactive Media & Services – 2.1%
4,000	Alphabet, Inc., Class C (a) (b)	4,773,880
14,000	Facebook, Inc., Class A (b)	2,302,440
		7,076,320
	Internet & Direct Marketing Retail – 1.0%
21,000	Alibaba Group Holding Ltd., ADR (a) (b)	3,459,960
	IT Services – 0.8%
32,000	PayPal Holdings, Inc. (a) (b)	2,810,880
	Life Sciences Tools & Services – 2.4%
32,500	Thermo Fisher Scientific, Inc. (a)	7,932,600
	Machinery – 2.6%
22,000	Caterpillar, Inc. (a)	3,354,780
35,000	Stanley Black & Decker, Inc. (a)	5,125,400
		8,480,180
	Media – 0.7%
39,000	CBS Corp., Class B	2,240,550
	Oil, Gas & Consumable Fuels – 4.7%
50,000	Chevron Corp.	6,114,000
42,500	Hess Corp. (a)	3,042,150
52,000	Occidental Petroleum Corp. (a)	4,272,840
12,500	Pioneer Natural Resources Co. (a)	2,177,375
		15,606,365
	Pharmaceuticals – 6.4%
127,000	Merck & Co., Inc.	9,009,380
160,000	Pfizer, Inc.	7,051,200
55,000	Zoetis, Inc.	5,035,800
		21,096,380
	Road & Rail – 2.0%
45,000	CSX Corp. (a)	3,332,250
28,000	JB Hunt Transport Services, Inc. (a)	3,330,320
		6,662,570
	Semiconductors & Semiconductor Equipment – 5.6%
93,000	Applied Materials, Inc. (a)	3,594,450
See Notes to Portfolio of Investments

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
127,000	Intel Corp. (a)	$6,005,830
13,000	Lam Research Corp. (a)	1,972,100
100,000	Micron Technology, Inc. (a) (b)	4,523,000
27,000	NXP Semiconductors N.V. (a)	2,308,500
		18,403,880
	Software – 8.6%
17,000	Adobe Systems, Inc. (a) (b)	4,589,150
158,000	Microsoft Corp.	18,070,460
115,000	Oracle Corp. (a)	5,929,400
		28,589,010
	Specialty Retail – 3.0%
22,000	Burlington Stores, Inc. (a) (b)	3,584,240
30,000	Home Depot (The), Inc. (a)	6,214,500
		9,798,740
	Technology Hardware, Storage & Peripherals – 5.2%
76,000	Apple, Inc. (a)	17,156,240
	Tobacco – 1.8%
100,000	Altria Group, Inc. (a)	6,031,000
	Total Common Stocks	308,134,699
	(Cost $241,596,431)
REAL ESTATE INVESTMENT TRUSTS – 2.4%
	Equity Real Estate Investment Trusts – 2.4%
45,000	Crown Castle International Corp.	5,009,850
40,000	Lamar Advertising Co., Class A	3,112,000
	Total Real Estate Investment Trusts	8,121,850
	(Cost $6,671,717)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 1.7%
	Capital Markets – 1.7%
325,000	Ares Capital Corp. (a)	5,586,750
	(Cost $5,628,495)
EXCHANGE-TRADED FUNDS – 0.7%
	Capital Markets – 0.7%
7,500	SPDR® S&P 500® ETF Trust	2,180,400
	(Cost $2,185,970)

Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES – 2.0%
	Health Care Equipment & Supplies – 0.9%
45,000	Becton Dickinson and Co., Series A	6.13%	05/01/20	2,941,200
See Notes to Portfolio of Investments

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels – 1.1%
45,500	Hess Corp.	8.00%	02/01/19	$3,616,340
	Total Convertible Preferred Securities			6,557,540
	(Cost $5,301,118)
Total Investments – 99.8%	330,581,239
(Cost $261,383,731) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
70	Adobe Systems, Inc.	$1,889,650	$275.00	Oct 2018	(31,150)
250	Carnival Corp.	1,594,250	67.50	Oct 2018	(3,250)
50	Constellation Brands, Inc., Class A	1,078,100	225.00	Oct 2018	(12,500)
50	Costco Wholesale Corp.	1,174,400	240.00	Oct 2018	(12,900)
150	Hess Corp.	1,073,700	72.50	Oct 2018	(36,750)
75	Hess Corp.	536,850	75.00	Oct 2018	(12,000)
175	JPMorgan Chase & Co.	1,974,700	120.00	Oct 2018	(3,850)
250	Merck & Co., Inc.	1,773,500	72.50	Oct 2018	(10,250)
100	Micron Technology, Inc.	452,300	55.00	Oct 2018	(600)
50	Palo Alto Networks, Inc.	1,126,300	240.00	Oct 2018	(6,250)
100	PayPal Holdings, Inc.	878,400	95.00	Oct 2018	(3,700)
400	Pfizer, Inc.	1,762,800	44.00	Oct 2018	(25,600)
100	S&P 500® Index (e)	29,139,800	2,950.00	Oct 2018	(80,500)
500	S&P 500® Index (e)	145,699,000	2,985.00	Oct 2018	(137,500)
125	Six Flags Entertainment Corp.	872,750	72.50	Oct 2018	(6,250)
40	SVB Financial Group	1,243,320	330.00	Oct 2018	(7,000)
	Total Call Options Written				(390,050)
	(Premiums received $632,968)

Net Other Assets and Liabilities – 0.3%	1,107,582
Net Assets – 100.0%	$331,298,771

(a)	All or a portion of these securities are pledged to cover index call options written.
(b)	Non-income producing security.
(c)	Stated maturity represents the mandatory conversion date.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $75,296,336 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,855,910. The net unrealized appreciation was $69,440,426. The amounts presented are inclusive of derivative contracts.
(e)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

ADR	American Depositary Receipt
See Notes to Portfolio of Investments

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 308,134,699	$ 308,134,699	$ —	$ —
Real Estate Investment Trusts*	8,121,850	8,121,850	—	—
Common Stocks - Business Development Companies*	5,586,750	5,586,750	—	—
Exchange-Traded Funds*	2,180,400	2,180,400	—	—
Convertible Preferred Securities*	6,557,540	6,557,540	—	—
Total Investments	$ 330,581,239	$ 330,581,239	$—	$—
LIABILITIES TABLE
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (390,050)	$ (390,050)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Enhanced Equity Income Fund (FFA)
September 30, 2018 (Unaudited)
1. Organization
First Trust Enhanced Equity Income Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FFA on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, exchange-traded funds, convertible preferred stocks, and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;

Notes to Portfolio of Investments (Continued)
First Trust Enhanced Equity Income Fund (FFA)
September 30, 2018 (Unaudited)
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of September 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options (“options”) on all or a portion of the equity securities held in the Fund’s portfolio as determined to be appropriate by Chartwell Investment Partners, LLC (“Chartwell” or the “Sub-Advisor”), consistent with the Fund’s investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) “naked” or uncovered options. If certain equity securities held in the Fund’s portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
The options that the Fund writes (sells) will either be exercised, expire or be canceled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.
The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of

Notes to Portfolio of Investments (Continued)
First Trust Enhanced Equity Income Fund (FFA)
September 30, 2018 (Unaudited)
options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
C. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
3. Derivative Transactions
During the fiscal year-to-date period (January 1, 2018 through September 30, 2018), the premiums for written options opened were $18,398,474, and the premiums for written options closed, exercised and expired were $18,629,273.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Enhanced Equity Income Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	November 19, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	November 19, 2018

* Print the name and title of each signing officer under his or her signature.